Government Grants (Details) (Institute For Information Industry [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract One [Member] USD ($)	Dec. 31, 2013 Contract One [Member] TWD	Dec. 31, 2013 Contract Two [Member] USD ($)	Dec. 31, 2013 Contract Two [Member] TWD	Dec. 31, 2013 Contract Three [Member] USD ($)	Dec. 31, 2013 Contract Three [Member] TWD	Dec. 31, 2013 Contract Four [Member] USD ($)	Dec. 31, 2013 Contract Four [Member] TWD	Dec. 31, 2013 Contract Five [Member] USD ($)	Dec. 31, 2013 Contract Five [Member] TWD
Government Grants [Line Items]
Government Grants	$ 140	4,340	$ 582	18,700	$ 770	23,220	$ 2,416	72,000	$ 923	27,500
Execution Period	January 2010 to November 2011	January 2010 to November 2011	January 2010 to December 2011	January 2010 to December 2011	June 2011 to February 2013	June 2011 to February 2013	January 2013 to June 2014	January 2013 to June 2014	April 2013 to December 2014	April 2013 to December 2014
Product Description	Himax Headquarter Excellent Program (II)	Himax Headquarter Excellent Program (II)	LCOS Projector Development Program	LCOS Projector Development Program	CMOS Development Program	CMOS Development Program	MEMS Development Program	MEMS Development Program	Wafer-Level Lens Development Program	Wafer-Level Lens Development Program